Quarterly Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Statements [Abstract]
Net financing revenue (loss)	$ 983	$ 970	$ 916	$ 850	$ 799	$ 889	$ 866	$ 821	$ 3,719	$ 3,375	$ 2,779
Other revenue	356	332	211	243	215	375	365	321	1,142	1,276	1,484
Total net revenue (loss)	1,339	1,302	1,127	1,093	1,014	1,264	1,231	1,142	4,861	4,651	4,263
Provision for loan losses	240	211	140	116	155	102	63	137	707	457	501
Total noninterest expense	668	674	724	695	672	742	821	713	2,761	2,948	3,405
Income (loss) from continuing operations before income tax expense	431	417	263	282	187	420	347	292	1,393	1,246	357
Income tax expense (benefit) from continuing operations	155	144	94	103	36	127	64	94	496	321	(59)
Net income (loss) from continuing operations	276	273	169	179	151	293	283	198	897	925	416
Income (loss) from discontinued operations, net of tax	(13)	(5)	13	397	26	130	40	29	392	225	(55)
Net income (loss)	$ 263	$ 268	$ 182	$ 576	$ 177	$ 423	$ 323	$ 227	$ 1,289	$ 1,150	$ 361
Net income (loss) from continuing operations, Per Basic Share	$ (1.94)	$ 0.49	$ (2.24)	$ 0.23	$ 0.17	$ 0.47	$ 0.45	$ 0.27	$ (3.47)	$ 1.36	$ (1.51)
Net (loss) income, Basic	(1.97)	0.48	(2.22)	1.06	0.23	0.74	0.54	0.33	(2.66)	1.83	(1.64)
Net income (loss) from continuing operations, Per Diluted Share	(1.94)	0.49	(2.24)	0.23	0.17	0.47	0.45	0.27	(3.47)	1.36	(1.51)
Net (loss) income, Diluted	$ (1.97)	$ 0.47	$ (2.22)	$ 1.06	$ 0.23	$ 0.74	$ 0.54	$ 0.33	$ (2.66)	$ 1.83	$ (1.64)